Other Long-Term Liabilities - Schedule of Other Non Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Customer deposits	$ 750	$ 850
Restructuring liability	49	342
Other long-term liabilities	4	44
Total other long-term liabilities	$ 803	$ 1,236